SHARE-BASED PAYMENTS - Weighted average of option model inputs and fair value for options granted (Details)	4 Months Ended	8 Months Ended	12 Months Ended
	Aug. 10, 2022 Y EquityInstruments $ / shares	Mar. 31, 2023 EquityInstruments Y $ / shares	Mar. 31, 2022 Y EquityInstruments $ / shares
SHARE-BASED PAYMENTS
Granted, options | EquityInstruments	755,500	903,215	2,071,286
Share Price	$ 1.14	$ 2.02	$ 6.08
Exercise Price	$ 1.14	$ 2.02	$ 6.08
Risk-free interest rate	2.90%	3.20%	1.40%
Expected Life (years) | Y	10	10	9
Volatility Factor	100.00%	128.00%	103.00%
Fair Value per Option	0.89	1.93	5.18